GENERAL - Cumulative Effect of Adopting New Revenue Standard Impacted Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents, excluding restricted cash	$ 43,515	$ 18,147	$ 6,821	$ 6,821	$ 12,570
Accounts receivable, net of allowance	61,470	57,928	72,994	79,116
Prepaid expenses	5,630	4,475	4,580	4,580
Assets held for sale		757	1,016	1,016
Other current assets	18,148	17,766	21,453	21,453
Total current assets	149,343	98,316	106,864	112,986
Long-term accounts receivable - net of allowance	78,138	87,148	99,408	105,935
Cemetery property	328,612	330,841	331,384	333,404
Property and equipment, net of accumulated depreciation	108,992	112,716	114,090	114,090
Merchandise trusts, restricted, at fair value	519,529	488,248	515,456	515,456
Perpetual care trusts, restricted, at fair value	343,028	330,562	339,928	339,928
Deferred selling and obtaining costs			107,841
Deferred tax assets	55	86	91	84
Goodwill		24,862	24,862	24,862	70,436
Intangible assets	56,562	61,421	63,244	63,244
Other assets	32,663	22,241	19,695	19,695
Total assets	1,730,523	1,669,101	1,722,863	1,756,082
Current liabilities
Accounts payable and accrued liabilities	64,585	59,035	44,352	43,023
Accrued interest		1,967	1,781	1,781
Current portion, long-term debt	503	798	1,002	1,002
Total current liabilities	65,088	61,800	47,135	45,806
Long-term debt, net of deferred financing costs	362,173	320,248	317,693	317,693
Customer contract liabilities, net	943,555	914,286	903,068	912,626
Deferred tax liabilities	11,264	6,675	9,271	9,638
Perpetual care trust corpus	343,028	330,562	339,928	339,928
Other long term liabilities	51,940	42,108	42,169	38,695
Total liabilities	1,777,048	1,675,679	1,659,264	1,664,386
Partners' capital
General partner	(5,026)	(4,008)	(3,251)	(2,959)
Common partner	(98,999)	(2,570)	66,850	94,655
Total partners' equity	(104,025)	(6,578)	63,599	91,696	$ 190,354
Total liabilities and partners' equity	$ 1,730,523	1,669,101	1,722,863	1,756,082
Impact of Adoption of FASB ASC 606
Current assets:
Accounts receivable, net of allowance		11,400
Long-term accounts receivable - net of allowance		$ 14,100
Deferred selling and obtaining costs			(18,600)
Current liabilities
Deferred tax liabilities			400
Other long term liabilities			3,500
Partners' capital
Total partners' equity			$ (28,100)
Impact of Adoption of FASB ASC 606 | Balances if Reported Under FASB ASC 605
Current assets:
Cash and cash equivalents, excluding restricted cash				6,821
Accounts receivable, net of allowance				79,116
Prepaid expenses				4,580
Assets held for sale				1,016
Other current assets				21,453
Total current assets				112,986
Long-term accounts receivable - net of allowance				105,935
Cemetery property				333,404
Property and equipment, net of accumulated depreciation				114,090
Merchandise trusts, restricted, at fair value				515,456
Perpetual care trusts, restricted, at fair value				339,928
Deferred selling and obtaining costs				126,398
Deferred tax assets				84
Goodwill				24,862
Intangible assets				63,244
Other assets				19,695
Total assets				1,756,082
Current liabilities
Accounts payable and accrued liabilities				43,023
Accrued interest				1,781
Current portion, long-term debt				1,002
Total current liabilities				45,806
Long-term debt, net of deferred financing costs				317,693
Customer contract liabilities, net				912,626
Deferred tax liabilities				9,638
Perpetual care trust corpus				339,928
Other long term liabilities				38,695
Total liabilities				1,664,386
Partners' capital
General partner				(2,959)
Common partner				94,655
Total partners' equity				91,696
Total liabilities and partners' equity				1,756,082
Impact of Adoption of FASB ASC 606 | Difference between Revenue Guidance in Effect before and after Topic 606
Current assets:
Accounts receivable, net of allowance				(6,122)
Total current assets				(6,122)
Long-term accounts receivable - net of allowance				(6,527)
Cemetery property				(2,020)
Deferred selling and obtaining costs				(18,557)
Deferred tax assets				7
Total assets				(33,219)
Current liabilities
Accounts payable and accrued liabilities				1,329
Total current liabilities				1,329
Customer contract liabilities, net				(9,558)
Deferred tax liabilities				(367)
Other long term liabilities				3,474
Total liabilities				(5,122)
Partners' capital
General partner				(292)
Common partner				(27,805)
Total partners' equity				(28,097)
Total liabilities and partners' equity				$ (33,219)